EQUITY-ACCOUNTED INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Table Text Block [Abstract]
The following table outlines the changes in Brookfield Renewables equity-accounted investments for the year ended December 31:
(MILLIONS)	2018	2017	2016
Balance, beginning of year	$721	$206	$197
Investment	420	469	-
Share of net income	68	2	-
Share of other comprehensive income	426	56	8
Dividends received	(42)	(31)	(6)
Foreign exchange translation and other	(24)	19	7
Balance, end of year	$1,569	$721	$206

The following tables summarize certain financial information of equity-accounted investments:
(MILLIONS)	2018	2017	2016
For the year ended December 31
Revenue	$1,305	310	$74
Net income (loss)	223	(24)	-
Share of net income(1)	68	2	-
(1) Brookfield Renewable's ownership interest in these entities ranges from 14-50%.

(MILLIONS)		2018	2017
As at December 31:
Current assets		$682	$477
Property, plant and equipment, at fair value		11,999	8,098
Other assets		608	213
Current liabilities		1,080	687
Non-recourse borrowings		6,078	4,294
Other liabilities		1,197	822